Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests - Narrative (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service credits related primarily to benefit plan amendments	$ (437)
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service credits related primarily to benefit plan amendments	(555)
Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service credits related primarily to benefit plan amendments	$ 163